Tax Matters - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Contingency [Line Items]
Unrecognized tax benefits excluding associated interest	$ 5,100	$ 5,400
Deferred tax assets associated with unrecognized tax benefits	1,100	1,200
Unrecognized tax benefits, interest on income taxes expense	103	208	$ 72
Unrecognized accrued interest decrease as a result of cash payments	16	4
Unrecognized tax benefits, interest on income taxes accrued	1,100	975
Decrease in unrecognized tax benefits is reasonably possible, amount of unrecorded benefit	75
Unremitted earnings of international subsidiaries	31,000
Noncurrent Deferred Tax Assets And Other Noncurrent Tax Assets [Member]
Income Tax Contingency [Line Items]
Deferred tax assets associated with unrecognized tax benefits	1,000	1,000
Deferred Tax Liabilities, Net, Noncurrent [Member]
Income Tax Contingency [Line Items]
Deferred tax assets associated with unrecognized tax benefits	128	118
Income Taxes Payable [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits, interest on income taxes accrued	6
Other Taxes Payable [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits, interest on income taxes accrued	$ 1,100	$ 975